Supplemental Financial Information - Summary of Inventories (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory, Net [Abstract]
Raw materials	$ 592,000	$ 433,000
Work-in-process	174,000	16,000
Total Inventories	$ 766,000	$ 448,771	$ 274,311